UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Templeton Funds
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Templeton Foreign Fund
Templeton International Climate Change Fund
Templeton World Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Templeton Funds

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Templeton
Funds for the 12-month reporting period ended August
31, 2023. Please read on for a detailed look at prevailing
economic and market conditions during the Fund’s reporting
period and to learn how those conditions have affected Fund
performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Templeton Global Equity Group
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Funds’ Overview 3
Templeton Foreign Fund 4
Templeton International Climate Change Fund 11
Templeton World Fund 18
Financial Highlights and Schedules of Investments 25
Financial Statements 45
Notes to Financial Statements 51
Report of Independent Registered
Public Accounting Firm 68
Tax Information 69
Board Members and Officers 70
Shareholder Information 75
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Funds’ Overview
Q. What were the overall market conditions during the
Funds' reporting period?
A. Global stocks rose during the 12-month reporting period
ended August 31, 2023. After reaching a low in mid-October,
stocks rallied as many investors hoped the U.S. Federal
Reserve (Fed) would soon slow the pace of its policy
tightening, but this optimism faded and equities worldwide
collectively ended 2022 with a significant loss. A strong rally in January 2023 was followed by heightened volatility in
March due to banking turmoil in the U.S. and Switzerland.
However, fairly quick action by authorities in both countries to stem potential contagion calmed investors. During the
latter part of the period, global equities benefited from easing concerns about the banking industry, passage of legislation
that suspended the U.S. debt ceiling, first-quarter corporate earnings reports that generally exceeded consensus
estimates, and several central banks’ slower pace or pausing of interest-rate hikes. The final quarter of the period showed a significant rotation back into U.S. growth stocks following the banking turmoil in the U.S. with the top 5 technology
companies now accounting for most of the return in the
S&P 500 and over 50% of the return in global indices. This
is despite interest rates and inflation remaining at elevated levels.

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Annual Report
Templeton Foreign Fund
Fund Overview
Q. What was the Fund's investment strategy?
A. Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market price
of a company’s securities relative to our evaluation of the
company’s long-term earnings, asset value and cash flow
potential. We also consider the company’s price/earnings
ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to seek to hedge (protect)
against currency risks.
Performance Overview
The Fund’s Class A shares posted a +24.57% cumulative
total return for the 12 months under review. In comparison,
the MSCI All Country World Index (ACWI) ex USA Index-NR,
which measures stock performance in global developed and
emerging markets excluding the U.S., posted a +11.89%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. How did we respond to these changing market
conditions?
A. As always, the focus in the Fund is to buy value, not
market outlooks or trends. We continue to try and identify
those areas of the market where both earnings and
expectations are already low, combined with strong long-
term drivers which will emerge and drive performance over
time. We remained encouraged by the relative and absolute
valuations on international markets and the number of value
opportunities on offer. The Fund remains attractively valued to us at sub 10x earnings with a strong expected EPS growth
over the coming years, in our view.
Q. What were the leading contributors to performance?
A. The leading individual contributor was the U.K.-based
aerospace and defense company Rolls-Royce Holdings
which has undergone a revival of fortunes in the past year
under the stewardship of a new CEO. Its share price surged
following the publication of an unscheduled earnings update
in July that indicated results for the first half of 2023 were
“materially above consensus expectations.” As a result,
Rolls-Royce’s shares, which had plummeted after the onset
of the COVID-19 pandemic, experienced a double-digit
percentage price gain in one day. In our view, the company
remains a compelling turnaround story.
Elsewhere, holdings in autos and auto suppliers contributed
strongly. We have been encouraged by attractive valuations
in an industry that is slowly emerging from a 3-year
recession post COVID-19 with supply chains gradually
easing and production continuing to rise, while pricing has
remained stubbornly strong. This has been recognized
by the market with our holdings up significantly during the
period.
In terms of individual stocks, BMW was the second
largest contributor, behind Rolls-Royce. BMW rallied
since bottoming in September 2022, below the value of its
cash on the balance sheet and lease fleet (with nothing
ascribed for the core business). Auto parts supplier Forvia
performed strongly as results in the period were better-
than-expected and leverage decreased significantly on the
back of disposals and better FCF generation. They had also
managed to refinance the debt associated with the Hella
acquisition. Forvia remains part of the portfolio, whereas the stake in BMW was liquidated by period-end.
Geographic Composition
8/31/23
% of Total
Net Assets
Europe 57.1%
Asia 31.7%
North America 2.1%
Short-Term Investments & Other Net Assets 9.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
30
.

Templeton Foreign Fund

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Annual Report
Q. What were the leading detractors from performance?
A. DXC Technology, a U.S.-based multinational IT solutions
company, was the leading relative detractor. Its performance was affected by the release in early August of disappointing fiscal first-quarter 2024 earnings results and management’s
lower guidance. Management downwardly revised its
guidance on fiscal-year 2024 revenue, earnings per share,
and free cash flow (FCF). The company’s earnings results
were impacted by resale equipment revenue declining faster
than initial expectations and lower project work in the global infrastructure services segment given the uncertain macro
environment. Due to the magnitude of the earnings cuts for
fiscal-year 2024 and carryover for future years, the investor reaction seems justified; however, the earnings results did
include some positives as analytics and engineering (within
the global business services segment) performed well and
FCF came in better for the quarter.
S4 Capital, a digital-focused marketing agency founded
in 2018 by the former chief executive officer of WPP
(not a fund holding), Sir Martin Sorrell, also hampered
relative performance. Its shares sold off in July 2023 after the company issued a profit warning citing “challenging
macroeconomic conditions” and technology clients
“remaining cautious and very focused on the short
term.” Despite this setback, we believe that S4 is well
positioned to continue to benefit from the structural growth of its underlying markets (digital marketing and digital
transformation), which are poised to grow in the medium
term. S4 was initiated during the reporting period and is one of the smaller positions in the Fund.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the investment
philosophy or Fund process during the reporting period. In
terms of the composition of the portfolio, the Fund was down to 49 stocks at the end of August 2023. The most significant change was, therefore, to reduce the number of companies
in the Fund and focus on our highest conviction ideas.
Seven new positions were established which were still part
of the Fund at the close of the period, all of which were
established in the first six months of the reporting period (i.e.
Q3 and Q4 2022).
Of these, two of the largest new positions were in U.K.
home builders Persimmon and Barratt Developments. On
purchasing in late 2022, both stocks had declined some
50% over the year, pushing valuations to tangible book
Top 10 Industries
8/31/23
% of Total
Net Assets
a
Banks 17.5%
Oil, Gas & Consumable Fuels 11.2%
Semiconductors & Semiconductor Equipment 6.9%
Automobile Components 6.2%
Broadline Retail 5.2%
Technology Hardware, Storage & Peripherals 4.9%
Aerospace & Defense 4.4%
Household Durables 4.2%
Pharmaceuticals 4.1%
Insurance 3.2%
Top 10 Countries
8/31/23
a
% of Total
Net Assets
a a
United Kingdom 22.7%
Netherlands 10.6%
Germany 10.3%
South Korea 8.7%
Japan 7.5%
China 6.4%
France 5.7%
Ireland 3.6%
Hong Kong 3.2%
Taiwan 2.6%
Top 10 Holdings
8/31/23
Company
Industry, Country
% of Total
Net Assets
a a
BP plc 5.0%
Oil, Gas & Consumable Fuels, United Kingdom
Samsung Electronics Co. Ltd. 4.9%
Technology Hardware, Storage & Peripherals,
South Korea
Shell plc 4.6%
Oil, Gas & Consumable Fuels, Netherlands
Standard Chartered plc 3.1%
Banks, United Kingdom
Lloyds Banking Group plc 2.8%
Banks, United Kingdom
Rolls-Royce Holdings plc 2.7%
Aerospace & Defense, United Kingdom
Infineon Technologies AG 2.6%
Semiconductors & Semiconductor Equipment,
Germany
Bayer AG 2.6%
Pharmaceuticals, Germany
Taiwan Semiconductor Manufacturing Co. Ltd. 2.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Alibaba Group Holding Ltd. 2.5%
Broadline Retail, China

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Annual Report
levels or below. Although the near-term outlook was and is
challenging with affordability decreasing and house prices
falling, we believed this to be adequately reflected in the
valuations. Additionally, the homebuilders, like staffing
companies, have counter cyclical cash flows which will help
cushion the downside as inventory is sold (albeit at lower
prices) and new land purchases slow. Finally, we believe
Persimmon and Barratt (and the industry in general) are
much better positioned for the inevitable slowdown this time round with net cash balance sheets (relative to the financial crisis). We believe these companies have produced strong
returns on capital over the long term, and we expect that to continue after the downcycle has passed.
In keeping with the focus on reducing the number of
stocks in the Fund, seventeen positions which existed in
September 2022 had been liquidated over the course of the
following year. These included stakes in E.ON, VIPSHOP,
Justeattakeway.com, and BAE Systems.
Thank you for your continued participation in Templeton
Foreign Fund. We look forward to serving your future
investment needs.
Christopher James Peel, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Peter M. Moeschter, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2023
Templeton Foreign Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +24.57% +17.68%
5-Year +14.69% +1.62%
10-Year +34.84% +2.45%
Advisor
1-Year +24.84% +24.84%
5-Year +16.07% +3.02%
10-Year +38.17% +3.29%
See page 9 for Performance Summary footnotes.

Templeton Foreign Fund
Performance Summary

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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/31/13–8/31/23)
Advisor Class
(8/31/13–8/31/23)

Templeton Foreign Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG)
criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Share Class
Net Investment
Income
A $0.0814
C $0.0156
R $0.0660
R6 $0.1060
Advisor $0.0985
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.16%
Advisor 0.85% 0.91%

Your Fund’s Expenses
Templeton Foreign Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,037.30 $5.64 $1,019.66 $5.60 1.10%
C $1,000 $1,033.30 $9.47 $1,015.89 $9.39 1.85%
R $1,000 $1,035.50 $6.92 $1,018.40 $6.86 1.35%
R6 $1,000 $1,039.50 $3.80 $1,021.48 $3.77 0.74%
Advisor $1,000 $1,039.50 $4.37 $1,020.92 $4.33 0.85%

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Annual Report
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
37
.
Templeton International Climate Change Fund
Fund Overview
Q. What was the Fund's investment strategy?
A. When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach to select
securities of companies we believe are both undervalued
and meet our standards for transitioning to a lower carbon
economy. We focus on the market price of the company’s
securities relative to our evaluation of the company’s
long-term earnings, asset value and cash flow potential. Our analysis includes an assessment of the potential impacts of
material environmental, social and governance (ESG) factors
on the long-term risk and return profile of a company. We
also consider a company’s price/earnings ratio, price/cash
flow ratio, profit margins and liquidation value.
Performance Overview
The Fund’s Class A shares posted a +25.60% cumulative
total return for the 12 months under review. In comparison,
the MSCI All Country World Index (ACWI) ex USA Index-NR,
which measures stock performance in global developed and
emerging markets excluding the U.S., posted a +11.89%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Our financials holdings contributed positively to relative performance as the shares of Dutch bank ING Groep and
U.K.-headquartered bank Standard Chartered rebounded
well following the banking turmoil seen in March 2023 and
benefited more broadly from rising interest rates. Financials was the top performer at the sector level and ING was the
best performer at the individual stock level. ING shares
rallied as sentiment towards Europe, and European banks
in particular, improved following a fall in European gas
prices which reduced pressure on European economies in
the final quarter of 2022. The company has also benefited
from continued rate hikes from the European Central Bank.
We continue to believe many investors are underestimating
the potential earnings growth that can come from higher
normalized global interest rates, and we see our financial
holdings as attractive enablers of green finance in their
respective regions.
Utilities made the second largest relative contribution at
the sector level, despite an underweight allocation proving
detrimental, thanks primarily to German power distributor
E.ON, U.K.-based power producer SSE and Indian hydro
utility NHPC. Amid a ‘risk-off’ environment in March 2023
these stocks performed strongly and continued to do so in
April. We believe these stocks continue to be rewarded by
investors given what we consider their attractive starting
valuation multiples, high dividend payouts and reasonably
defensive business models. We see these companies as
potentially significant beneficiaries of decarbonization, with a key role to play in expanding transmission, distribution, and renewable energy infrastructure.
The industrials sector was also a significant contributor,
driven by stock selection and an overweight in the sector.
Within the sector, more cyclical European companies
such as Italian cabling manufacturer Prysmian and French
building materials leader Saint-Gobain performed well
on the back of a mild winter in Europe and an easing of
recessionary fears.
Within the information technology sector, semiconductor
stocks made a significant contribution as the shares of many manufacturers rose higher on the back of astonishingly
strong earnings results reported by NVIDIA. Semiconductor
companies subject to this share-price uptrend in the portfolio included German power electronics provider Infineon
Technologies and Switzerland-based STMicroelectronics.
We continue to like these companies as long-term plays
on several trends linked to decarbonization (including EV
adoption), the internet of things, and digitalization.
Several regions made favorable contributions to relative
quarterly performance, although none more so than in
Europe where stock selection and an overweight resulted
in significant gains. Within Europe, the Netherlands,
Germany, the U.K. and Switzerland made the largest positive
contributions.

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Q. What were the leading detractors from performance?
A. In what was a very strong year for the Fund, none of the
twelve GICS sectors detracted from relative performance.
Health care, which is a significant underweight for the Fund, contributed the least.
The leading source of relative losses at the stock level was in the industrials sector, in the form of Spanish solar tracker manufacturer Soltec Power Holdings which detracted as
many investors looked to sell down smaller companies and
those with potential leverage issues. We think the company
remains an attractive play on the Spanish and Latin
American solar industries, and at period-end it still traded at a significant discount to what we considered to be its intrinsic value.
Within the materials sector, our mining holdings dragged
on Fund performance, with Japanese nickel and copper
producer Sumitomo Metal Mining and Norwegian aluminum
company Norsk Hydro underperforming the broad equity
market as raw material prices fell. We believe the demand
for metals such as aluminum and copper should see
substantial demand growth from energy transition, putting
upward pressure on pricing and benefiting lower-carbon
manufacturers of these products.
Thank you for your continued participation in Templeton
International Climate Change Fund. We look forward to
serving your future investment needs.
Craig Cameron, CFA
Tina Sadler, CFA
Herbert J. Arnett, Jr.
Portfolio Management Team
Geographic Composition
8/31/23
% of Total
Net Assets
Europe 63.5%
Asia 21.9%
North America 7.5%
Other 1.0%
Short-Term Investments & Other Net Assets 6.1%
Top 10 Industries
8/31/23
% of Total
Net Assets
a
Electrical Equipment 16.5%
Banks 12.7%
Semiconductors & Semiconductor Equipment 11.3%
Metals & Mining 8.9%
Multi-Utilities 8.8%
Automobiles 8.1%
Building Products 6.0%
Containers & Packaging 6.0%
Electric Utilities 4.9%
Automobile Components 3.4%
Top 10 Holdings
8/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Cie de Saint-Gobain SA 6.0%
Building Products, France
Smurfit Kappa Group plc 6.0%
Containers & Packaging, Ireland
ING Groep NV 6.0%
Banks, Netherlands
Standard Chartered plc 4.8%
Banks, United Kingdom
E.ON SE 4.6%
Multi-Utilities, Germany
Signify NV 4.4%
Electrical Equipment, United States
Honda Motor Co. Ltd. 4.3%
Automobiles, Japan
Prysmian SpA 4.3%
Electrical Equipment, Italy
Veolia Environnement SA 4.2%
Multi-Utilities, France
SSE plc 4.1%
Electric Utilities, United Kingdom
Top 10 Countries
8/31/23
a
% of Total
Net Assets
a a
France 13.6%
Germany 12.2%
United Kingdom 12.0%
Japan 8.3%
United States 7.5%
Ireland 6.0%
Netherlands 6.0%
Italy 4.3%
Taiwan 4.0%
Norway 3.9%

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The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2023
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +25.60% +18.70%
5-Year +38.69% +5.56%
Since Inception (6/1/18) +33.62% +4.54%
Advisor
1-Year +25.88% +25.88%
5-Year +40.50% +7.04%
Since Inception (6/1/18) +35.44% +5.95%
See page 16 for Performance Summary footnotes.

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Performance Summary

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See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(6/1/18–8/31/23)
Advisor Class
(6/1/18–8/31/22)

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Performance Summary

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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The managers‘ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 6/3/22, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 6/3/22, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
6/3/22, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Source: FactSet. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1532 $0.4095 $0.5627
C $0.1272 $0.4095 $0.5367
R6 $0.1528 $0.4095 $0.5623
Advisor $0.1520 $0.4095 $0.5615
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.22% 18.81%
Advisor 0.97% 9.16%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x
$7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,022.08 $6.22 $1,019.06 $6.21 1.22%
C $1,000 $1,022.00 $6.60 $1,018.68 $6.58 1.29%
R6 $1,000 $1,022.90 $4.79 $1,020.47 $4.78 0.94%
Advisor $1,000 $1,022.91 $4.95 $1,020.32 $4.94 0.97%

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Templeton World Fund
Fund Overview
Q. What was the Fund's investment strategy?
A. Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market price
of a company’s securities relative to our evaluation of the
company’s long-term earnings, asset value and cash flow
potential. We also consider the company’s price/earnings
ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may use a variety of equity-related derivatives,
which may include equity futures and equity index futures,
for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways. The Fund
also may from time to time engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to hedge some of its foreign currency exposure.
Performance Overview
The Fund’s Class A shares posted a +19.23% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures stock performance in global
developed and emerging markets, posted a +13.95%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 21 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. How did we respond to these changing market
conditions?
A. Throughout the reporting period, our goal in managing
the portfolio has not been to predict the macroeconomic
outcome over the coming quarters, but to position the
portfolio to navigate an uncertain macroeconomic backdrop
with rising risk. Given the World’s Fund's focus on higher-
quality companies at reasonable prices, our goal has been
to protect capital during market drawdowns. We use a
three-pronged approach to limit permanent capital loss
by investing in high-quality companies, but only paying
reasonable valuations versus long-term interest rates and
weighting the portfolio towards companies that are more
resilient than their industry peers. These high hurdles will naturally limit our ability to outperform in broad market rallies that typically happen when corporate earnings bottom during
a recession or during periods led by investment bubbles
created through cheap money and investor exuberance.
Regardless of what is happening in the broader market,
we remain keenly focused on the financial productivity of
our portfolio companies, the long-term prospects of the
industries they operate in and the price we pay for a stream of future cashflows.
Q. What were the leading contributors to performance?
A. Stock selection in the industrials sector was comfortably the largest contributing factor at the sector level during the reporting period. Within industrials, the best performing
holding was Rolls-Royce Holdings, a U.K.-based aerospace
and defence company. Over the one-year period, Rolls-
Royce has rebounded strongly from pandemic lows under
the guidance of a new CEO. Its share price rose sharply
towards the end of the period following the publication of
an unscheduled earnings update that indicated results for
the first half of 2023 were “materially above consensus
expectations.” This included an upgrade of full-year 2023
guidance that was significantly ahead of consensus
estimates, first-half engine flying hours recovering to 83%
of the 2019 level, and FCF (free cash flow) improvement
coming through faster than previously guided, further
Geographic Composition
8/31/23
% of Total
Net Assets
North America 67.8%
Europe 19.4%
Asia 11.2%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 43 .

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strengthening the group’s balance sheet. As a result, Rolls-
Royce’s shares, which had plummeted after the onset of the
COVID-19 pandemic, experienced a double-digit percentage
price gain in one day. In our view, the company remains a
compelling turnaround story. We believe the maturing of the
XWB engine program should continue to drive earnings and
FCF growth, while the group’s new chief executive officer
(CEO) is expected to announce a new strategic plan and
mid-term target in the second half of 2023.
Other top performers included U.S. mega caps, Meta and
Salesforce in information technology (IT) and Alphabet
in Communication Services. We added shares in these
stocks when the market was overly focused on near-term
headwinds driven mostly by slowing growth and a rising
discount rate despite managements’ commitments in late
2022 to improve fundamentals and capital efficiency.
At the sector level, an overweight in IT proved favorable, as did having no exposure to Utilities and Real Estate.
Q. What were the leading detractors from performance?
A. In what was a strong year for the Fund against the
benchmark, only health care and financials detracted at the
sector level. In the case of health care this was due to a
combination of stock selection and an overweight allocation.
During a period where cyclical sectors performed especially
well, defensive sectors like health care lagged somewhat.
In the communication services sector, T-Mobile and the Walt
Disney Company were the two largest detractors at the stock
level. T-Mobile remains a part of the portfolio, but Disney
was eliminated given what we believe to be persistent
headwinds that are not discounted in the current share price.
Disney’s assets are worth more than the current enterprise
value. However, the transition from the U.S. cable bundle to global streaming is return on invested capital (ROIC) dilutive in the short run and this negative shift has yet to peak. Also,
Disney may acquire the Hulu asset from Comcast for $10bn,
which means the balance sheet will only deteriorate further.
Despite the rally in technology names YTD, we can purchase
some of the better managed internet businesses at a lower
valuation than Disney despite its recent underperformance,
which might indicate less downside support at the current
level.
Target, one of the largest U.S. retailers, was a new position established in Q1 2023 but ended the one-year reporting
period as one of the Fund’s main detractors. Our view is
that Target offers above average growth driven by strong
customer loyalty and superior merchandising driving market
share gains. The stock sold off in 2022, as the company
struggled to manage discretionary inventory and supply
chain after years of rapid sales growth during Covid. The
Company has made significant progress aligning inventory
with demand, and they have identified material cost savings
to structurally improve operating margins. Importantly,
Target's customer traffic remains positive post Covid,
indicating it is a matter of when, not if, discretionary sales return. We believe the market is underestimating Target's
earnings recovery, leading to the stock trading at a material discount to peers.
Top 10 Industries
8/31/23
% of Total
Net Assets
a
Semiconductors & Semiconductor Equipment 13.4%
Software 12.9%
Interactive Media & Services 8.7%
Broadline Retail 7.3%
Oil, Gas & Consumable Fuels 5.9%
Life Sciences Tools & Services 5.9%
Capital Markets 5.0%
Health Care Providers & Services 4.6%
Aerospace & Defense 3.8%
Ground Transportation 3.7%
Top 10 Countries
8/31/23
a
% of Total
Net Assets
a a
United States 67.7%
Germany 9.7%
United Kingdom 5.6%
India 3.6%
Japan 3.2%
Taiwan 2.8%
France 2.6%
Hong Kong 1.7%
Netherlands 1.5%

Templeton World Fund

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Thank you for your continued participation in Templeton
World Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
8/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Amazon.com, Inc. 7.2%
Broadline Retail, United States
Alphabet, Inc. 5.7%
Interactive Media & Services, United States
Microsoft Corp. 5.3%
Software, United States
Salesforce, Inc. 4.0%
Software, United States
Rolls-Royce Holdings plc 3.8%
Aerospace & Defense, United Kingdom
SAP SE 3.5%
Software, Germany
UnitedHealth Group, Inc. 3.1%
Health Care Providers & Services, United States
Thermo Fisher Scientific, Inc. 3.1%
Life Sciences Tools & Services, United States
Meta Platforms, Inc. 2.9%
Interactive Media & Services, United States
Taiwan Semiconductor Manufacturing Co. Ltd. 2.8%
Semiconductors & Semiconductor Equipment,
Taiwan

Performance Summary as of August 31, 2023
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +19.23% +12.67%
5-Year +5.83% +0.01%
10-Year +41.30% +2.93%
Advisor
1-Year +19.52% +19.52%
5-Year +7.09% +1.38%
10-Year +44.85% +3.77%
See page 23 for Performance Summary footnotes.

Templeton World Fund
Performance Summary

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See page 23 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/31/13–8/31/23)
Advisor Class
(8/31/13–8/31/23)

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Performance Summary

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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG)
criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global devel-
oped and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0466 $0.1356 $0.1822
C – $0.1356 $0.1356
R6 $0.0736 $0.1356 $0.2092
Advisor $0.0680 $0.1356 $0.2036
Total Annual Operating Expenses
6
Share Class
A 1.05%
Advisor 0.81%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,127.20 $5.47 $1,020.06 $5.20 1.02%
C $1,000 $1,123.30 $9.51 $1,016.25 $9.03 1.78%
R6 $1,000 $1,129.00 $3.96 $1,021.49 $3.76 0.74%
Advisor $1,000 $1,128.80 $4.19 $1,021.27 $3.98 0.78%

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.32 $7.77 $6.22 $6.61 $7.69
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.13 0.18
c
0.10 0.19
Net realized and unrealized gains (losses) ........... 1.38 (1.28) 1.46 (0.25) (1.09)
Total from investment operations .................... 1.54 (1.15) 1.64 (0.15) (0.90)
Less distributions from:
Net investment income .......................... (0.08) (0.30) (0.09) (0.24) (0.18)
Net asset value, end of year ....................... $7.78 $6.32 $7.77 $6.22 $6.61
Total return
d
................................... 24.57% (15.25)% 26.57% (2.76)% (11.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.16% 1.15% 1.19% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.10% 1.07% 1.10% 1.08%
Net investment income ........................... 2.20% 1.80% 2.45%
c
1.55% 2.69%
Supplemental data
Net assets, end of year (000’s) ..................... $1,605,982 $1,418,293 $1,990,939 $1,766,365 $2,395,260
Portfolio turnover rate ............................ 14.85% 29.07% 37.85%
e
42.37%
e
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.29 $7.70 $6.17 $6.54 $7.49
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.07 0.13
c
0.05 0.12
Net realized and unrealized gains (losses) ........... 1.39 (1.27) 1.43 (0.25) (1.05)
Total from investment operations .................... 1.49 (1.20) 1.56 (0.20) (0.93)
Less distributions from:
Net investment income .......................... (0.02) (0.21) (0.03) (0.17) (0.02)
Net asset value, end of year ....................... $7.76 $6.29 $7.70 $6.17 $6.54
Total return
d
................................... 23.65% (15.95)% 25.55% (3.42)% (12.40)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.87% 1.91% 1.90% 1.94% 1.90%
Expenses net of waiver and payments by affiliates ....... 1.85% 1.85% 1.82% 1.85% 1.83%
Net investment income ........................... 1.41% 1.03% 1.81%
c
0.81% 1.94%
Supplemental data
Net assets, end of year (000’s) ..................... $21,611 $23,962 $39,083 $54,093 $87,160
Portfolio turnover rate ............................ 14.85% 29.07% 37.85%
e
42.37%
e
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.16 $7.58 $6.08 $6.47 $7.53
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.11 0.16
c
0.08 0.17
Net realized and unrealized gains (losses) ........... 1.35 (1.25) 1.42 (0.24) (1.07)
Total from investment operations .................... 1.49 (1.14) 1.58 (0.16) (0.90)
Less distributions from:
Net investment income .......................... (0.07) (0.28) (0.08) (0.23) (0.16)
Net asset value, end of year ....................... $7.58 $6.16 $7.58 $6.08 $6.47
Total return .................................... 24.27% (15.54)% 26.29% (3.03)% (11.96)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.41% 1.40% 1.44% 1.40%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.35% 1.32% 1.35% 1.33%
Net investment income ........................... 1.95% 1.57% 2.21%
c
1.33% 2.44%
Supplemental data
Net assets, end of year (000’s) ..................... $116,518 $103,984 $123,744 $109,187 $127,546
Portfolio turnover rate ............................ 14.85% 29.07% 37.85%
d
42.37%
d
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.20 $7.64 $6.12 $6.51 $7.58
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.15 0.21
c
0.12 0.22
Net realized and unrealized gains (losses) ........... 1.36 (1.26) 1.43 (0.24) (1.08)
Total from investment operations .................... 1.54 (1.11) 1.64 (0.12) (0.86)
Less distributions from:
Net investment income .......................... (0.11) (0.33) (0.12) (0.27) (0.21)
Net asset value, end of year ....................... $7.63 $6.20 $7.64 $6.12 $6.51
Total return .................................... 25.02% (14.98)% 27.02% (2.38)% (11.34)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.81% 0.79% 0.79% 0.77%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.73% 0.69% 0.70% 0.68%
Net investment income ........................... 2.57% 2.13% 2.86%
c
1.96% 3.09%
Supplemental data
Net assets, end of year (000’s) ..................... $341,058 $290,974 $531,344 $594,452 $906,474
Portfolio turnover rate ............................ 14.85% 29.07% 37.85%
d
42.37%
d
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.21 $7.64 $6.12 $6.51 $7.58
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.15 0.20
c
0.11 0.20
Net realized and unrealized gains (losses) ........... 1.36 (1.26) 1.43 (0.24) (1.07)
Total from investment operations .................... 1.53 (1.11) 1.63 (0.13) (0.87)
Less distributions from:
Net investment income .......................... (0.10) (0.32) (0.11) (0.26) (0.20)
Net asset value, end of year ....................... $7.64 $6.21 $7.64 $6.12 $6.51
Total return .................................... 24.84% (14.99)% 26.88% (2.57)% (11.53)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.92% 0.90% 0.94% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.85% 0.82% 0.85% 0.83%
Net investment income ........................... 2.43% 2.06% 2.80%
c
1.79% 2.94%
Supplemental data
Net assets, end of year (000’s) ..................... $680,297 $602,921 $620,885 $857,179 $857,482
Portfolio turnover rate ............................ 14.85% 29.07% 37.85%
d
42.37%
d
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings . Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Schedule of Investments, August 31, 2023
Templeton Foreign Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 90.9%
China 6.4%
a,b
Alibaba Group Holding Ltd. ......... Broadline Retail 5,842,970 $ 67,814,362
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 234,593 48,260,472
a
Prosus NV ..................... Broadline Retail 874,860 60,345,716
176,420,550
France 5.7%
Dassault Aviation SA .............. Aerospace & Defense 233,110 45,775,601
a
Forvia SE ...................... Automobile Components 3,190,019 67,615,731
Valeo SE ....................... Automobile Components 2,244,853 43,638,116
157,029,448
Germany 10.3%
Bayer AG ...................... Pharmaceuticals 1,313,477 71,866,955
Continental AG .................. Automobile Components 797,919 59,190,957
a,c
Covestro AG, 144A, Reg S ......... Chemicals 892,495 47,397,498
d
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 697,029 33,561,701
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,020,173 72,195,560
284,212,671
Hong Kong 3.2%
AIA Group Ltd. .................. Insurance 5,430,543 49,136,965
Prudential plc, (GBP Traded) ........ Insurance 2,655,561 32,342,251
Prudential plc, (HKD Traded) ........ Insurance 589,500 7,344,042
88,823,258
India 2.0%
HDFC Bank Ltd. ................. Banks 2,973,174 56,352,138
Ireland 3.6%
CRH plc ....................... Construction Materials 938,589 54,002,953
Smurfit Kappa Group plc ........... Containers & Packaging 1,067,660 44,790,897
98,793,850
Japan 7.5%
Honda Motor Co. Ltd. ............. Automobiles 2,033,895 65,741,706
Seria Co. Ltd. ................... Broadline Retail 1,029,807 16,266,068
Sony Group Corp. ................ Household Durables 315,984 26,292,924
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,214,093 37,685,466
Sumitomo Mitsui Financial Group, Inc. . Banks 1,369,363 62,615,356
208,601,520
Netherlands 10.6%
EXOR NV ...................... Financial Services 489,813 43,348,985
ING Groep NV .................. Banks 4,484,698 63,546,631
SBM Offshore NV ................ Energy Equipment & Services 3,949,134 57,215,329
Shell plc ....................... Oil, Gas & Consumable Fuels 4,181,677 127,855,926
291,966,871
Portugal 1.6%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 3,303,785 45,601,535
South Korea 8.7%
KB Financial Group, Inc. ........... Banks 1,428,246 58,037,535
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,698,871 136,161,392
Shinhan Financial Group Co. Ltd. .... Banks 1,744,881 46,754,503
240,953,430

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Spain 0.8%
a
Tecnicas Reunidas SA ............ Energy Equipment & Services 2,261,657 $ 20,831,918
Switzerland 1.9%
Adecco Group AG ................ Professional Services 1,252,163 53,858,899
Taiwan 2.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,127,044 70,878,101
Thailand 1.2%
Kasikornbank PCL ............... Banks 9,025,777 33,615,055
United Kingdom 22.7%
AstraZeneca plc ................. Pharmaceuticals 301,438 40,489,974
Barratt Developments plc .......... Household Durables 7,724,482 44,280,409
BP plc ......................... Oil, Gas & Consumable Fuels 22,252,522 137,504,727
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 7,143,676 38,933,000
Imperial Brands plc ............... Tobacco 2,949,536 66,782,193
Lloyds Banking Group plc .......... Banks 146,982,840 78,527,550
Persimmon plc .................. Household Durables 3,296,017 44,434,566
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 26,976,655 75,678,263
a,d
S4 Capital plc ................... Media 12,586,320 15,787,426
Standard Chartered plc ............ Banks 9,428,705 84,836,782
627,254,890
United States 2.1%
a
DXC Technology Co. .............. IT Services 2,083,670 43,215,316
Freeport-McMoRan, Inc. ........... Metals & Mining 384,510 15,345,794
58,561,110
Total Common Stocks (Cost $2,277,953,218) ....................................
2,513,755,244
Short Term Investments 9.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 9.0%
Canada 6.8%
National Bank of Canada, 5.31%,
9/01/23 ...................... 50,000,000 50,000,000
Royal Bank of Canada, 5.3%, 9/01/23 . 107,900,000 107,900,000
Toronto-Dominion Bank (The), 5.3%,
9/01/23 ...................... 32,000,000 32,000,000
189,900,000
France 2.2%
Credit Agricole Corporate and
Investment Bank SA, 5.3%, 9/01/23 . 60,000,000 60,000,000
Total Time Deposits (Cost $249,900,000) .......................................
249,900,000
a a a a a
Total Short Term Investments (Cost $249,900,000 ) ...............................
249,900,000
a a a
Total Investments (Cost $2,527,853,218) 99.9% ..................................
$2,763,655,244
Other Assets, less Liabilities 0.1% .............................................
1,810,674
Net Assets 100.0% ...........................................................
$2,765,465,918
a a a

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s statement of additional information regarding investments made through a VIE structure. At August 31, 2023, the aggregate value of this security was $67,814,362, representing 2.5% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the value of this security was
$47,397,498, representing 1.7% of net assets.
d
A portion or all of the security is on loan at August 31, 2023. See Note 1(d).
See Abbreviations on page 67 .

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $9.73 $11.44
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.32 0.03
Net realized and unrealized gains (losses) ................................................ 2.08 (1.74)
Total from investment operations ......................................................... 2.40 (1.71)
Less distributions from:
Net investment income ............................................................... (0.15) —
Net realized gains .................................................................. (0.41) —
Total distributions .................................................................... (0.56) —
Net asset value, end of year ............................................................ $11.57 $9.73
Total return
d
........................................................................ 25.60% (15.03)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ......................... 3.81% 18.81%
Expenses net of waiver and payments by affiliates ............................................ 1.23% 1.23%
Expenses net of waiver and payments by affiliates and expense reduction .......................... 1.22% 1.22%
Net investment income ................................................................ 2.81% 1.41%
Supplemental data
Net assets, end of year (000’s) .......................................................... $974 $4
Portfolio turnover rate ................................................................. 21.51% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $9.71 $11.44
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.30 0.01
Net realized and unrealized gains (losses) ................................................ 2.12 (1.74)
Total from investment operations ......................................................... 2.42 (1.73)
Less distributions from:
Net investment income ............................................................... (0.13) —
Net realized gains .................................................................. (0.41) —
Total distributions .................................................................... (0.54) —
Net asset value, end of year ............................................................ $11.59 $9.71
Total return
d
........................................................................ 25.64% (15.12)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ......................... 5.44% 18.95%
Expenses net of waiver and payments by affiliates ............................................ 1.21% 1.98%
Expenses net of waiver and payments by affiliates and expense reduction .......................... 1.21% 1.97%
Net investment income ................................................................ 2.70% 0.57%
Supplemental data
Net assets, end of year (000’s) .......................................................... $12 $4
Portfolio turnover rate ................................................................. 21.51% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $9.73 $11.44
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.26 0.04
Net realized and unrealized gains (losses) ................................................ 2.18 (1.75)
Total from investment operations ......................................................... 2.44 (1.71)
Less distributions from:
Net investment income ............................................................... (0.15) —
Net realized gains .................................................................. (0.41) —
Total distributions .................................................................... (0.56) —
Net asset value, end of year ............................................................ $11.61 $9.73
Total return
d
........................................................................ 25.89% (14.95)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ......................... 7.05% 20.46%
Expenses net of waiver and payments by affiliates ............................................ 0.94% 0.98%
Expenses net of waiver and payments by affiliates and expense reduction .......................... 0.94% 0.97%
Net investment income ................................................................ 2.37% 1.57%
Supplemental data
Net assets, end of year (000’s) .......................................................... $5 $4
Portfolio turnover rate ................................................................. 21.51% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.74 $14.68 $10.71 $8.91 $9.64
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.18 0.10 0.07 0.27
Net realized and unrealized gains (losses) ........... 2.18 (4.39) 3.96 2.03 (0.93)
Total from investment operations .................... 2.44 (4.21) 4.06 2.10 (0.66)
Less distributions from:
Net investment income .......................... (0.15) (0.13) (0.09) (0.30) (0.05)
Net realized gains ............................. (0.41) (0.60) — — (0.02)
Total distributions ............................... (0.56) (0.73) (0.09) (0.30) (0.07)
Net asset value, end of year ....................... $11.62 $9.74 $14.68 $10.71 $8.91
Total return .................................... 25.88% (29.83)% 37.89% 23.70% (6.75)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 6.25% 9.16% 8.16% 6.48% 9.65%
Expenses net of waiver and payments by affiliates ....... 0.97% 0.98% 0.97% 0.97% 0.97%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.97% 0.97% 0.97%
c
0.97% 0.97%
Net investment income ........................... 2.39% 1.47% 0.80% 0.74% 2.94%
Supplemental data
Net assets, end of year (000’s) ..................... $2,500 $1,968 $2,935 $2,142 $1,783
Portfolio turnover rate ............................ 21.51% 35.15% 53.37% 39.99% 9.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, August 31, 2023
Templeton International Climate Change Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 93.9%
Chile 1.0%
Antofagasta plc .................. Metals & Mining 1,891 $ 34,632
Denmark 2.9%
a
Vestas Wind Systems A/S .......... Electrical Equipment 4,446 102,722
France 13.6%
Cie de Saint-Gobain SA ........... Building Products 3,240 210,779
Valeo SE ....................... Automobile Components 6,018 116,985
Veolia Environnement SA .......... Multi-Utilities 4,711 146,975
474,739
Germany 12.2%
Bayerische Motoren Werke AG ...... Automobiles 1,260 132,532
E.ON SE ....................... Multi-Utilities 13,041 160,538
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 3,730 133,300
426,370
Hong Kong 0.7%
a
Cadeler A/S .................... Construction & Engineering 6,736 25,333
India 3.5%
a
Kaveri Seed Co. Ltd. .............. Food Products 8,009 52,908
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 116,361 70,594
123,502
Ireland 6.0%
Smurfit Kappa Group plc ........... Containers & Packaging 4,968 208,419
Italy 4.3%
Prysmian SpA ................... Electrical Equipment 3,635 148,520
Japan 8.3%
Honda Motor Co. Ltd. ............. Automobiles 4,665 150,787
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 4,442 137,880
288,667
Netherlands 6.0%
ING Groep NV .................. Banks 14,675 207,940
Norway 3.9%
Norsk Hydro ASA ................ Metals & Mining 24,912 137,847
Singapore 3.5%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,564 121,013
South Korea 1.9%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 145 67,085
Spain 2.6%
Redeia Corp. SA ................. Electric Utilities 1,789 29,053
a
Soltec Power Holdings SA .......... Electrical Equipment 14,289 60,999
90,052
Taiwan 4.0%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,498 140,168
United Kingdom 12.0%
AstraZeneca plc ................. Pharmaceuticals 303 40,700

Templeton Funds
Schedule of Investments
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Lloyds Banking Group plc .......... Banks 129,813 $ 69,354
SSE plc ....................... Electric Utilities 6,932 142,447
Standard Chartered plc ............ Banks 18,541 166,826
419,327
United States 7.5%
Schneider Electric SE ............. Electrical Equipment 626 107,307
b
Signify NV, 144A, Reg S ........... Electrical Equipment 5,476 154,799
262,106
Total Common Stocks (Cost $2,925,726) .......................................
3,278,442
Short Term Investments 8.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 8.3%
United States 8.3%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 5.066% ......... 289,072 289,072
Total Money Market Funds (Cost $289,072) .....................................
289,072
a a a a a
Total Short Term Investments (Cost $289,072 ) ..................................
289,072
a a a
Total Investments (Cost $3,214,798) 102.2% ....................................
$3,567,514
Other Assets, less Liabilities (2.2)% ...........................................
(77,094)
Net Assets 100.0% ...........................................................
$3,490,420
a a a
See Abbreviations on page 67 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the value of this security was
$154,799, representing 4.4% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.85 $15.52 $12.71 $12.76 $17.24
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 (—)
c
0.20
d
0.16 0.29
Net realized and unrealized gains (losses) ........... 2.21 (3.44) 2.61 0.45 (2.17)
Total from investment operations .................... 2.25 (3.44) 2.81 0.61 (1.88)
Less distributions from:
Net investment income .......................... (0.05) (0.23) — (0.50) (0.67)
Net realized gains ............................. (0.14) — — (0.16) (1.93)
Total distributions ............................... (0.19) (0.23) — (0.66) (2.60)
Net asset value, end of year ....................... $13.91 $11.85 $15.52 $12.71 $12.76
Total return
e
................................... 19.23% (22.39)% 22.11% 4.47% (10.22)%
Ratios to average net assets
Expenses ..................................... 1.04%
f
1.04% 1.03%
f
1.05% 1.05%
f
Net investment income (loss) ...................... 0.32% (—)%
g
1.42%
d
1.29% 2.06%
Supplemental data
Net assets, end of year (000’s) ..................... $2,289,332 $2,138,297 $3,060,714 $2,831,844 $3,150,057
Portfolio turnover rate ............................ 47.28% 81.20% 41.83% 52.25% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.30 $14.76 $12.18 $12.26 $16.35
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.06) (0.10) 0.10
c
0.07 0.13
Net realized and unrealized gains (losses) ........... 2.11 (3.29) 2.48 0.42 (2.01)
Total from investment operations .................... 2.05 (3.39) 2.58 0.49 (1.88)
Less distributions from:
Net investment income .......................... — (0.07) — (0.41) (0.28)
Net realized gains ............................. (0.14) — — (0.16) (1.93)
Total distributions ............................... (0.14) (0.07) — (0.57) (2.21)
Net asset value, end of year ....................... $13.21 $11.30 $14.76 $12.18 $12.26
Total return
d
................................... 18.33% (23.01)% 21.18% 3.61% (10.94)%
Ratios to average net assets
Expenses ..................................... 1.79%
e
1.81% 1.80%
e
1.82% 1.80%
e
Net investment income (loss) ...................... (0.48)% (0.77)% 0.70%
c
0.54% 1.31%
Supplemental data
Net assets, end of year (000’s) ..................... $6,476 $7,348 $12,585 $18,630 $28,850
Portfolio turnover rate ............................ 47.28% 81.20% 41.83% 52.25% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.86 $15.53 $12.69 $12.73 $17.21
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.04 0.24
c
0.20 0.34
Net realized and unrealized gains (losses) ........... 2.19 (3.43) 2.60 0.45 (2.17)
Total from investment operations .................... 2.27 (3.39) 2.84 0.65 (1.83)
Less distributions from:
Net investment income .......................... (0.07) (0.28) — (0.53) (0.72)
Net realized gains ............................. (0.14) — — (0.16) (1.93)
Total distributions ............................... (0.21) (0.28) — (0.69) (2.65)
Net asset value, end of year ....................... $13.92 $11.86 $15.53 $12.69 $12.73
Total return .................................... 19.50% (22.14)% 22.38% 4.71% (9.88)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.78% 0.78% 0.79% 0.77%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.76% 0.76% 0.76% 0.75%
Net investment income ........................... 0.61% 0.29% 1.68%
c
1.59% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $38,834 $34,238 $42,010 $38,885 $43,595
Portfolio turnover rate ............................ 47.28% 81.20% 41.83% 52.25% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.86 $15.54 $12.70 $12.74 $17.23
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.03 0.24
c
0.19 0.33
Net realized and unrealized gains (losses) ........... 2.21 (3.44) 2.60 0.45 (2.17)
Total from investment operations .................... 2.28 (3.41) 2.84 0.64 (1.84)
Less distributions from:
Net investment income .......................... (0.07) (0.27) — (0.52) (0.72)
Net realized gains ............................. (0.14) — — (0.16) (1.93)
Total distributions ............................... (0.21) (0.27) — (0.68) (2.65)
Net asset value, end of year ....................... $13.93 $11.86 $15.54 $12.70 $12.74
Total return .................................... 19.52% (22.22)% 22.36% 4.66% (9.99)%
Ratios to average net assets
Expenses ..................................... 0.79%
d
0.81% 0.80%
d
0.81% 0.80%
d
Net investment income ........................... 0.57% 0.24% 1.64%
c
1.53% 2.31%
Supplemental data
Net assets, end of year (000’s) ..................... $99,935 $86,424 $115,823 $99,546 $112,891
Portfolio turnover rate ............................ 47.28% 81.20% 41.83% 52.25% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings . Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, August 31, 2023
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 98.4%
France 2.6%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 37,809 $ 31,974,942
a
SOITEC ....................... Semiconductors & Semiconductor Equipment 168,562 30,811,737
62,786,679
Germany 9.7%
Bayer AG ...................... Pharmaceuticals 1,087,095 59,480,453
Deutsche Boerse AG .............. Capital Markets 334,180 59,327,695
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 890,349 31,818,683
SAP SE ....................... Software 618,682 86,312,849
236,939,680
Hong Kong 1.7%
AIA Group Ltd. .................. Insurance 4,460,034 40,355,547
India 3.6%
HDFC Bank Ltd. ................. Banks 1,285,078 24,356,762
a
Jio Financial Services Ltd. .......... Consumer Finance 2,221,010 6,270,201
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 1,944,624 56,545,729
87,172,692
Japan 3.2%
KDDI Corp. ..................... Wireless Telecommunication Services 768,800 22,859,164
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 367,350 54,572,157
77,431,321
Netherlands 1.5%
Shell plc ....................... Oil, Gas & Consumable Fuels 1,197,542 37,095,090
Taiwan 2.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,923,559 67,383,437
United Kingdom 5.6%
a,b,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Hotels, Restaurants & Leisure 1,936,670 27,203,624
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 32,850,961 92,157,596
a,b
S4 Capital plc ................... Media 13,364,499 16,763,521
136,124,741
United States 67.7%
Albemarle Corp. ................. Chemicals 181,878 36,140,977
a
Alphabet, Inc., A ................. Interactive Media & Services 1,026,770 139,815,271
a
Amazon.com, Inc. ................ Broadline Retail 1,278,900 176,500,989
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 396,690 60,598,364
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 11,269 34,990,583
Comcast Corp., A ................ Media 1,307,048 61,117,565
a
DXC Technology Co. .............. IT Services 1,601,152 33,207,893
Exxon Mobil Corp. ................ Oil, Gas & Consumable Fuels 440,170 48,942,502
a
F5, Inc. ........................ Communications Equipment 238,786 39,079,717
Freeport-McMoRan, Inc. ........... Metals & Mining 358,207 14,296,041
HCA Healthcare, Inc. .............. Health Care Providers & Services 130,730 36,251,429
a,b
ICON plc ....................... Life Sciences Tools & Services 256,060 66,560,236
Intercontinental Exchange, Inc. ...... Capital Markets 535,061 63,131,847
Kenvue, Inc. .................... Personal Care Products 1,610,632 37,125,068
a
Meta Platforms, Inc., A ............ Interactive Media & Services 239,679 70,918,619
Microchip Technology, Inc. ......... Semiconductors & Semiconductor Equipment 649,288 53,137,730
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 406,086 28,401,655
Microsoft Corp. .................. Software 396,871 130,078,439
a
Salesforce, Inc. .................. Software 439,880 97,415,825

Templeton Funds
Schedule of Investments
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Schneider Electric SE ............. Electrical Equipment 295,530 $ 50,658,645
Target Corp. .................... Consumer Staples Distribution & Retail 474,693 60,072,399
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 136,302 75,933,844
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 228,277 31,102,741
a
Uber Technologies, Inc. ............ Ground Transportation 466,280 22,022,404
Union Pacific Corp. ............... Ground Transportation 302,613 66,747,350
UnitedHealth Group, Inc. ........... Health Care Providers & Services 160,672 76,573,062
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 322,951 38,469,923
1,649,291,118
Total Common Stocks (Cost $2,185,240,872) ....................................
2,394,580,305
Short Term Investments 1.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.8%
Canada 1.8%
National Bank of Canada, 5.31%,
9/01/23 ...................... 43,800,000 43,800,000
Total Time Deposits (Cost $43,800,000) ........................................
43,800,000
a a a a a
Total Short Term Investments (Cost $43,800,000 ) ................................
43,800,000
a a a
Total Investments (Cost $2,229,040,872) 100.2% ................................
$2,438,380,305
Other Assets, less Liabilities (0.2)% ...........................................
(3,802,684)
Net Assets 100.0% ...........................................................
$2,434,577,621
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2023. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the value of this security was
$27,203,624, representing 1.1% of net assets.

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,527,853,218 $2,925,726 $2,229,040,872
Cost - Non-controlled affiliates (Not e 3f) ...................... — 289,072 —
Value - Unaffiliated issuers (Includes securities loaned of $8,959,480,
$— and $23,107,096, respectively) .......................... $2,763,655,244 $3,278,442 $2,438,380,305
Value - Non-controlled affiliates (Not e 3f) ...................... — 289,072 —
Cash .................................................. 42,062 — 232,939
Foreign currency, at value (cost $209, $2,288 and $107 , respectively) . 209 2,274 108
Receivables:
Investment securities sold ................................. 5,074,210 — 6,177,530
Capital shares sold ...................................... 41,943,379 2,523 84,102
Dividends and interest ................................... 11,501,847 10,683 6,513,715
European Union tax reclaims (Note 1 e ) ....................... 362,238 — 787,583
Affiliates .............................................. — 39 —
Total assets ........................................ 2,822,579,189 3,583,033 2,452,176,282
Liabilities:
Payables:
Investment securities purchased ............................ 27,634,450 — —
Capital shares redeemed ................................. 2,478,646 — 1,169,948
Management fees ....................................... 1,601,500 28,738 1,432,209
Distribution fees ........................................ 411,683 217 489,054
Transfer agent fees ...................................... 1,149,781 — 328,362
Registration and filing fees ................................ 5,301 6,777 9,888
Professional fees ....................................... 74,148 52,095 81,067
Trustees' fees and expenses ............................... 15,056 — 7,816
IRS closing agreement payments for European Union tax reclaims
(Note 1 e ) ............................................. 21,287,961 — 13,944,332
Deferred tax ............................................. 2,193,291 3,770 —
Accrued expenses and other liabilities ......................... 261,454 1,016 135,985
Total liabilities ....................................... 57,113,271 92,613 17,598,661
Net assets, at value ............................... $2,765,465,918 $3,490,420 $2,434,577,621
Net assets consist of:
Paid-in capital ........................................... $2,794,731,060 $3,141,202 $2,242,781,289
Total distributable earnings (losses) ........................... (29,265,142) 349,218 191,796,332
Net assets, at value ............................... $2,765,465,918 $3,490,420 $2,434,577,621

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Class A:
Net assets, at value ..................................... $1,605,982,377 $973,528 $2,289,332,393
Shares outstanding ...................................... 206,488,372 84,137 164,560,051
Net asset value per share
a
................................ $7.78 $11.57 $13.91
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $8.23 $12.24 $14.72
Class C:
Net assets, at value ..................................... $21,610,869 $11,530 $6,476,297
Shares outstanding ...................................... 2,784,767 995 490,202
Net asset value and maximum offering price per share
a
........... $7.76 $11.59 $13.21
Class R:
Net assets, at value ..................................... $116,518,261 $— $—
Shares outstanding ...................................... 15,365,574 — —
Net asset value and maximum offering price per share ........... $7.58 $— $—
Class R6:
Net assets, at value ..................................... $341,057,535 $5,076 $38,833,647
Shares outstanding ...................................... 44,692,160 437 2,789,174
Net asset value and maximum offering price per share ........... $7.63 $11.61 $13.92
Advisor Class:
Net assets, at value ..................................... $680,296,876 $2,500,286 $99,935,284
Shares outstanding ...................................... 89,070,889 215,240 7,173,605
Net asset value and maximum offering price per share ........... $7.64 $11.62 $13.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statements of Operations
for the year ended August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $6,384,432, $13,031 and $1,740,883, respectively)
Unaffiliated issuers ...................................... $75,292,273 $83,923 $27,702,054
Non-controlled affiliates (Note 3f) ........................... — 8,317 —
Interest:
Unaffiliated issuers ...................................... 6,119,412 — 2,986,826
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 183,226 — 19,104
Non-controlled affiliates (Note 3f) ........................... 287,601 — 519
Other income (Note 1 e ) .................................... 4,987,237 — 316,796
Less: IRS closing agreement payments for European Union tax reclaims
(Note 1 e ) ............................................... (330,866) — (207,883)
Total investment income ................................. 86,538,883 92,240 30,817,416
Expenses:
Management fees (Note 3 a ) ................................. 18,276,131 18,809 15,876,060
Distribution fees: (Note 3c )
    Class A .............................................. 3,866,965 934 5,258,669
    Class C .............................................. 228,499 16 66,630
    Class R .............................................. 570,660 — —
Transfer agent fees: (Note 3e )
    Class A .............................................. 2,374,112 233 1,611,805
    Class C .............................................. 35,263 4 4,988
    Class R .............................................. 175,273 — —
    Class R6 ............................................. 192,524 40 17,002
    Advisor Class .......................................... 956,348 1,419 61,210
Custodian fees (Note 4) .................................... 198,927 10 65,722
Reports to shareholders fees ................................ (391,551) (1,959) (125,013)
Registration and filing fees .................................. 108,668 65,000 91,381
Professional fees ......................................... 18,754 69,707 44,830
Trustees' fees and expenses ................................ 322,641 3,149 279,431
Other .................................................. 168,782 158 133,926
Total expenses ....................................... 27,101,996 157,520 23,386,641
Expense reductions (Note 4 ) ............................. — (89) —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (503,431) (130,604) (6,211)
Net expenses ....................................... 26,598,565 26,827 23,380,430
Net investment income .............................. 59,940,318 65,413 7,436,986

Templeton Funds
Financial Statements
Statements of Operations
(continued)
for the year ended August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $–, $– and $127,135, respectively)
Unaffiliated issuers .................................... 90,793,523 (51,174) 291,769
Written options ......................................... 128,973 — —
Foreign currency transactions .............................. 6,174 910 735,387
Net realized gain (loss) ................................ 90,928,670 (50,264) 1,027,156
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 416,924,877 510,569 392,890,120
Translation of other assets and liabilities denominated in foreign currencies ........................................... 758,736 218 365,868
Change in deferred taxes on unrealized appreciation ............. (620,461) (2,611) —
Net change in unrealized appreciation (depreciation) .......... 417,063,152 508,176 393,255,988
Net realized and unrealized gain (loss) .......................... 507,991,822 457,912 394,283,144
Net increase (decrease) in net assets resulting from operations ........ $567,932,140 $523,325 $401,720,130

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Foreign Fund
Templeton International Climate Change
Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $59,940,318 $56,742,134 $65,413 $36,354
Net realized gain (loss) ............ 90,928,670 158,736,046 (50,264) 93,086
Net change in unrealized appreciation
(depreciation) ................. 417,063,152 (681,581,753) 508,176 (978,202)
Net increase (decrease) in net
assets resulting from operations . 567,932,140 (466,103,573) 523,325 (848,762)
Distributions to shareholders:
Class A ........................ (17,674,304) (68,477,455) (6,003) —
Class C ........................ (51,405) (999,549) (235) —
Class R ........................ (1,094,380) (4,571,272) — —
Class R6 ....................... (4,832,491) (20,850,055) (246) —
Advisor Class ................... (8,718,598) (34,087,582) (113,511) (147,060)
Total distributions to shareholders ..... (32,371,178) (128,985,913) (119,995) (147,060)
Capital share transactions: (Note 2 )
Class A ........................ (127,590,385) (240,351,269) 941,636 5,009
Class C ........................ (6,998,992) (9,046,243) 6,454 5,000
Class R ........................ (10,994,510) 3,756,831 — —
Class R6 ....................... (15,350,359) (158,973,250) — 5,000
Advisor Class ................... (49,294,028) 133,841,510 158,680 25,871
Total capital share transactions ....... (210,228,274) (270,772,421) 1,106,770 40,880
Net increase (decrease) in net
assets ..................... 325,332,688 (865,861,907) 1,510,100 (954,942)
Net assets:
Beginning of year .................. 2,440,133,230 3,305,995,137 1,980,320 2,935,262
End of year ...................... $2,765,465,918 $2,440,133,230 $3,490,420 $1,980,320

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton World Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,436,986 $166,419
Net realized gain (loss) ................................................. 1,027,156 219,790,750
Net change in unrealized appreciation (depreciation) ........................... 393,255,988 (902,487,259)
Net increase (decrease) in net assets resulting from operations ................ 401,720,130 (682,530,090)
Distributions to shareholders:
Class A ............................................................. (31,728,587) (44,013,452)
Class C ............................................................. (79,288) (55,139)
Class R6 ............................................................ (605,219) (780,101)
Advisor Class ........................................................ (1,357,839) (1,988,799)
Total distributions to shareholders .......................................... (33,770,933) (46,837,491)
Capital share transactions: (Note 2 )
Class A ............................................................. (197,637,235) (233,613,207)
Class C ............................................................. (1,899,715) (2,686,637)
Class R6 ............................................................ (1,391,055) 2,778,432
Advisor Class ........................................................ 1,248,719 (1,935,608)
Total capital share transactions ............................................ (199,679,286) (235,457,020)
Net increase (decrease) in net assets ................................... 168,269,911 (964,824,601)
Net assets:
Beginning of year ....................................................... 2,266,307,710 3,231,132,311
End of year ........................................................... $2,434,577,621 $2,266,307,710

Templeton Funds

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6 & Advisor Class
Templeton Foreign Fund
Templeton International Climate Change Fund
Class A, Class C, Class R6 & Advisor Class
Templeton World Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value

Templeton Funds
Notes to Financial Statements

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Annual Report
at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At August
31, 2023, Templeton Foreign Fund, Templeton International
Climate Change Fund and Templeton World Fund had no
options.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at
August 31, 2023, Templeton Foreign Fund and Templeton
World Fund held $9,520,116 and $24,932,478, respectively,
in U.S. Government and Agency securities as collateral.
These securities are held as collateral in segregated
accounts with the Funds’ custodian. The Fund cannot
repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. At August 31, 2023, Templeton
International Climate Change Fund had no securities on
loan.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. During the
fiscal year ended August 31, 2023, certain or all Funds
received EU reclaims in excess of the foreign taxes paid
during the year. Templeton Foreign Fund and Templeton
World Fund determined to enter into closing agreements with
the IRS and recorded the estimated payments as a reduction
to income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
1. Organization and Significant Accounting Policies
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton Foreign Fund
Templeton International Climate
Change Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2023
Shares sold
a
................................... 18,464,161 $134,477,091 121,328 $1,361,086
Shares issued in reinvestment of distributions .......... 2,451,683 16,720,477 559 5,758
Shares redeemed ............................... (38,885,805) (278,787,953) (38,187) (425,208)
Net increase (decrease) .......................... (17,969,961) $(127,590,385) 83,700 $941,636
Year ended August 31, 2022
Shares sold
a
................................... 15,055,350 $108,801,684 630 $6,959
Shares issued in reinvestment of distributions .......... 9,189,754 64,695,870 — —
Shares redeemed ............................... (56,182,941) (413,848,823) (193) (1,950)
Net increase (decrease) .......................... (31,937,837) $(240,351,269) 437 $5,009
Class C
Class C Shares:
Year ended August 31, 2023
Shares sold ................................... 634,917 $4,603,951 558 $6,454
Shares issued in reinvestment of distributions .......... 7,484 51,192 — —
Shares redeemed
a
.............................. (1,666,045) (11,654,135) — —
Net increase (decrease) .......................... (1,023,644) $(6,998,992) 558 $6,454
Year ended August 31, 2022
Shares sold ................................... 417,818 $3,009,157 437 $5,000
Shares issued in reinvestment of distributions .......... 139,410 982,841 — —
Shares redeemed
a
.............................. (1,823,590) (13,038,241) — —
Net increase (decrease) .......................... (1,266,362) $(9,046,243) 437 $5,000
Class R
Class R Shares:
Six Months ended August 31, 2023
Shares sold ................................... 2,067,697 $14,539,898 — $—
Shares issued in reinvestment of distributions .......... 163,984 1,092,131 — —
Shares redeemed ............................... (3,736,121) (26,626,539) — —
Net increase (decrease) .......................... (1,504,440) $(10,994,510) — $—
Six Months ended August 31, 2022
Shares sold ................................... 2,580,769 $18,083,292 — $—
Shares issued in reinvestment of distributions .......... 662,175 4,555,764 — —
Shares redeemed ............................... (2,688,708) (18,882,225) — —
Net increase (decrease) .......................... 554,236 $3,756,831 — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton Foreign Fund
Templeton International Climate
Change Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended August 31, 2023
Shares sold ................................... 11,025,849 $78,141,072 — $—
Shares issued in reinvestment of distributions .......... 634,986 4,241,705 — —
Shares redeemed ............................... (13,888,696) (97,733,136) — —
Net increase (decrease) .......................... (2,227,861) $(15,350,359) — $—
Year ended August 31, 2022
Shares sold ................................... 10,791,025 $76,072,674 437 $5,000
Shares issued in reinvestment of distributions .......... 2,743,028 18,899,459 — —
Shares redeemed ............................... (36,204,674) (253,945,383) — —
Net increase (decrease) .......................... (22,670,621) $(158,973,250) 437 $5,000
Advisor Class
Advisor Class Shares:
Year ended August 31, 2023
Shares sold ................................... 23,938,302 $170,152,009 18,449 $219,837
Shares issued in reinvestment of distributions .......... 1,223,343 8,184,167 118 1,212
Shares redeemed ............................... (33,228,043) (227,630,204) (5,425) (62,369)
Net increase (decrease) .......................... (8,066,398) $(49,294,028) 13,142 $158,680
Year ended August 31, 2022
Shares sold ................................... 54,602,589 $402,173,464 2,098 $25,871
Shares issued in reinvestment of distributions .......... 4,600,357 31,742,463 — —
Shares redeemed ............................... (43,367,478) (300,074,417) — —
Net increase (decrease) .......................... 15,835,468 $133,841,510 2,098 $25,871
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton World Fund
Shares Amount
Class A
Class A Shares:
Year ended August 31, 2023
Shares sold
a
................................... 11,879,311 $152,104,842
Shares issued in reinvestment of distributions .......... 2,535,772 29,423,758
Shares redeemed ............................... (30,260,078) (379,165,835)
Net increase (decrease) .......................... (15,844,995) $(197,637,235)
Year ended August 31, 2022
Shares sold
a
................................... 7,163,158 $100,026,779
Shares issued in reinvestment of distributions .......... 2,756,371 40,243,011
Shares redeemed ............................... (26,739,266) (373,882,997)
Net increase (decrease) .......................... (16,819,737) $(233,613,207)
Class C
Class C Shares:
Year ended August 31, 2023
Shares sold ................................... 181,830 $2,243,324
Shares issued in reinvestment of distributions .......... 7,104 78,786
Shares redeemed
a
.............................. (348,831) (4,221,825)
Net increase (decrease) .......................... (159,897) $(1,899,715)
Year ended August 31, 2022
Shares sold ................................... 59,313 $799,919
Shares issued in reinvestment of distributions .......... 3,910 54,747
Shares redeemed
a
.............................. (265,836) (3,541,303)
Net increase (decrease) .......................... (202,613) $(2,686,637)
Class R6
Class R6 Shares:
Year ended August 31, 2023
Shares sold ................................... 464,419 $5,841,348
Shares issued in reinvestment of distributions .......... 27,679 320,529
Shares redeemed ............................... (590,728) (7,552,932)
Net increase (decrease) .......................... (98,630) $(1,391,055)
Year ended August 31, 2022
Shares sold ................................... 591,711 $8,400,647
Shares issued in reinvestment of distributions .......... 28,589 416,823
Shares redeemed ............................... (438,321) (6,039,038)
Net increase (decrease) .......................... 181,979 $2,778,432
Advisor Class
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Templeton Foreign Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Templeton World Fund
Shares Amount
Advisor Class Shares:
Year ended August 31, 2023
Shares sold ................................... 3,260,778 $42,886,023
Shares issued in reinvestment of distributions .......... 109,395 1,268,495
Shares redeemed ............................... (3,482,114) (42,905,799)
Net increase (decrease) .......................... (111,941) $1,248,719
Year ended August 31, 2022
Shares sold ................................... 1,574,879 $22,222,607
Shares issued in reinvestment of distributions .......... 125,855 1,836,223
Shares redeemed ............................... (1,870,594) (25,994,438)
Net increase (decrease) .......................... (169,860) $(1,935,608)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Effective May 1, 2023, Templeton International Climate Change Fund pays an investment management fee, calculated daily and paid monthly, to FTIC based on the average daily net assets of the Fund as follows:
Prior to May 1, 2023, Templeton International Climate Change Fund paid fees, calculated daily and paid monthly, to FTIC based on the average daily net assets of the Fund as follows:
Templeton World Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.705% Up to and including $500 million
0.690% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $5 billion
0.655% Over $5 billion, up to and including $10 billion
0.635% Over $10 billion, up to and including $15 billion
0.615% Over $15 billion, up to and including $20 billion
0.605% Over $20 billion, up to and including $25 billion
0.595% Over $25 billion, up to and including $30 billion
0.585% In excess of $30 billion
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Under a subadvisory agreement, FTIML and Global Advisors, affiliates of FTIC, provide subadvisory services to Templeton
International Climate Change. The subadvisory fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to Templeton Foreign Fund and
Templeton World Fund. The fee is paid by Global Advisors based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
Under an agreement with FTIC, FT Services provides administrative services to Templeton International Climate Change
Fund. The fee is paid by FTIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plan, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Gross effective investment management fee rate ........ 0.696% 0.705% 0.697%
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% —%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended August 31, 2023, investments in affiliated management investment companies were as follows:
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $47,756 $291 $22,878
CDSC retained ........................... $3,246 $— $620
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Transfer agent fees ........................ $1,215,305 $1,506 $791,596 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $23,064,789 $53,460,197 $(76,524,986) $— $— $— — $287,601
Total Affiliated Securities ... $23,064,789 $53,460,197 $(76,524,986) $— $— $— $287,601
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Foreign Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, based on the average net assets of each class until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
FTIC has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton International Climate Change Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.97% based on the average net assets of each class until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2023.
h. Other Affiliated Transactions
At August 31, 2023, Franklin Resources, Inc. owned 66.5% of Templeton International Climate Change Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $81,707 $2,058,365 $(1,851,000) $— $— $289,072 289,072 $8,317
Total Affiliated Securities ... $81,707 $2,058,365 $(1,851,000) $— $— $289,072 $8,317
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $— $1,161,951 $(1,161,951) $— $— $— — $519
Total Affiliated Securities ... $— $1,161,951 $(1,161,951) $— $— $— $519
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
4. Expense Offset Arrangement
Templeton International Climate Change Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2023, the custodian fees were reduced as noted in the Statements of Operations. Effective June 12,
2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
During the year ended August 31, 2023, the following Funds utilized capital loss carryforwards as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2023, Templeton World Fund deferred post-October capital losses of
$15,884,478.
The tax character of distributions paid during the years ended August 31, 2023 and 2022, was as follows:
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................. $ 282,123,323 $ 40,703
Templeton
Foreign Fund
Templeton World
Fund
Capital loss utilized carryforwards .... $88,030,243
$1,596,246
Templeton Foreign Fund
Templeton International Climate
Change Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $32,371,178 $128,985,913 $32,551 $50,520
Long term capital gain .................... — — 87,444 96,540
$32,371,178 $128,985,913 $119,995 $147,060
Templeton World Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $8,841,707 $46,837,491
Long term capital gain .................... 24,929,226 —
$33,770,933 $46,837,491

Templeton Funds
Notes to Financial Statements

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Annual Report
At August 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
The Funds, except for Templeton World Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended August 31,
2023, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Other Derivative Information
For the year ended August 31, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
a a a a
Cost of investments ....................... $2,566,026,126 $3,239,842 $2,245,559,294
Unrealized appreciation ..................... $523,943,472 $489,595 $346,309,842
Unrealized depreciation ..................... (326,314,354) (161,923) (153,488,831)
Net unrealized appreciation (depreciation) ....... $197,629,118 $327,672 $192,821,011
Distributable earnings:
Undistributed ordinary income ................ $57,146,931 $66,127 $14,508,589
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Purchases .............................. $371,198,097 $1,444,168 $1,057,009,533
Sales .................................. $765,430,194 $546,248 $1,313,806,173
5. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2023, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Foreign Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $128,973 Written options $—
Total ....................... $128,973 $—
8. Other Derivative Information
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 48,260,472 $ 128,160,078 $ — $ 176,420,550
France ............................... — 157,029,448 — 157,029,448
Germany ............................. — 284,212,671 — 284,212,671
Hong Kong ........................... — 88,823,258 — 88,823,258
India ................................ — 56,352,138 — 56,352,138
Ireland ............................... — 98,793,850 — 98,793,850
Japan ............................... — 208,601,520 — 208,601,520
Netherlands ........................... — 291,966,871 — 291,966,871
Portugal .............................. — 45,601,535 — 45,601,535
South Korea .......................... — 240,953,430 — 240,953,430
Spain ................................ — 20,831,918 — 20,831,918
Switzerland ........................... — 53,858,899 — 53,858,899
Taiwan ............................... — 70,878,101 — 70,878,101
Thailand ............................. — 33,615,055 — 33,615,055
United Kingdom ........................ — 627,254,890 — 627,254,890
United States .......................... 58,561,110 — — 58,561,110
Short Term Investments ................... — 249,900,000 — 249,900,000
Total Investments in Securities ........... $106,821,582 $2,656,833,662
a
$— $2,763,655,244
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Chile ................................ — 34,632 — 34,632
Denmark ............................. — 102,722 — 102,722
France ............................... — 474,739 — 474,739
Germany ............................. — 426,370 — 426,370
Hong Kong ........................... 25,333 — — 25,333
India ................................ — 123,502 — 123,502
Ireland ............................... — 208,419 — 208,419
Italy ................................. — 148,520 — 148,520
Japan ............................... — 288,667 — 288,667
Netherlands ........................... — 207,940 — 207,940
Norway .............................. — 137,847 — 137,847
Singapore ............................ — 121,013 — 121,013
South Korea .......................... — 67,085 — 67,085
Spain ................................ — 90,052 — 90,052
Taiwan ............................... 140,168 — — 140,168
United Kingdom ........................ — 419,327 — 419,327
United States .......................... — 262,106 — 262,106
Short Term Investments ................... 289,072 — — 289,072
Total Investments in Securities ........... $454,573 $3,112,941
b
$— $3,567,514
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
France ............................... — 62,786,679 — 62,786,679
Germany ............................. — 236,939,680 — 236,939,680
Hong Kong ........................... — 40,355,547 — 40,355,547
10. Fair Value Measurements
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
11. Subsequent Events
The Funds has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton World Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
India ................................ $ 6,270,201 $ 80,902,491 $ — $ 87,172,692
Japan ............................... — 77,431,321 — 77,431,321
Netherlands ........................... — 37,095,090 — 37,095,090
Taiwan ............................... — 67,383,437 — 67,383,437
United Kingdom ........................ — 136,124,741 — 136,124,741
United States .......................... 1,598,632,473 50,658,645 — 1,649,291,118
Short Term Investments ................... — 43,800,000 — 43,800,000
Total Investments in Securities ........... $1,604,902,674 $833,477,631
c
$— $2,438,380,305
a
Includes foreign securities valued at $2,406,933,662, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $3,112,941, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $789,677,631, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
GBP
British Pound
HKD
Hong Kong Dollar
Selected Portfolio
ADR American Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton World Fund, Templeton Foreign Fund and
Templeton International Climate Change Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Templeton
World Fund, Templeton Foreign Fund and Templeton International Climate Change Fund (constituting Templeton Funds, hereafter collectively referred to as the "Funds") as of August 31, 2023, the related statements of operations for the year ended
August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
October 23, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of this amount on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2023:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended August 31, 2023:
Pursuant to:
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — $87,444 $24,929,226
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $294,582 — $11,286,222
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $70,567,829 $92,584 $33,933,153
Section 163(j) Interest Dividends Earned §163(j) $4,348,230 $6,218 $1,144,557
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Foreign Taxes Paid $1,651,475 $10,647
Foreign Source Income Earned $57,715,276 $66,937

Templeton Funds
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and Lead
Independent
Trustee
since 2007
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Funds

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board,
Trustee and Vice
President
Chairman of the
Board and Vice
President since January
2023 and Trustee since
2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1992 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Independent Board Members
(continued)

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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31, 2022, Robert E. Wade ceased to be a trustee of the Trust.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Shekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since April 2023 Not Applicable Not Applicable
7 Temasek Blvd.
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
Since 2015 and
Secretary since
September 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Annual Report
general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Templeton Funds
Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton Foreign Fund
Templeton International Climate Change Fund
Templeton World Fund
(each a Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting),
the Board of Trustees (Board) of Templeton Funds (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the: (i) investment management agreement
between Templeton Global Advisors Limited (TGAL) and
the Trust, on behalf of each of the Templeton Foreign Fund
and the Templeton World Fund, (ii) investment management
agreement between Franklin Templeton Investments
Corp. (FTIC) and the Trust, on behalf of the Templeton
International Climate Change Fund, (iii) investment sub-
advisory agreement between FTIC and Franklin Templeton
Investment Management Limited (FTIML), an affiliate of
FTIC, and (iv) investment sub-advisory agreement between
FTIC and TGAL (collectively with FTIML, the Sub-Advisers),
an affiliate of FTIC, each on behalf of the Fund (each
a Management Agreement) for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that each Fund’s annual contract review
was historically held at the February Board meeting and
that management proposed to move the contract review
to the May Board meeting. The Independent Trustees
further noted management’s explanation that, to effect this
change, the Board needed to consider the renewal of each
Fund’s Management Agreement(s) prior to their current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreements again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate. FTIC, FTIML and TGAL are each referred to
herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Managers by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at which the
Independent Trustees first conferred amongst themselves
and Independent Trustee counsel about contract renewal
matters; and then met with management to request
additional information that the Independent Trustees
reviewed and considered prior to and at the March Meeting.
The Board reviewed and considered all of the factors it
deemed relevant in approving the continuance of each
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii)
the costs of the services provided and profits realized by
each Manager and its affiliates from the relationship with
each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors (Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreements are fair and reasonable and that
the continuance of each Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment

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Annual Report
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Templeton Foreign Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
international multi-cap value funds. The Board noted that
the Fund’s annualized total return for the three-, five- and
10-year periods was below the median of its Performance
Universe, but for the one-year period was above the median
and in the first quintile (best performance) of its Performance
Universe. The Board discussed this performance with
management and management explained that the Fund
had recent improved relative performance, noting that the
Fund, for the one-year period, had first quintile performance versus its Performance Universe and outperformed its
benchmark, the MSCI All Country World ex US Index - NR.
Management further explained that the Fund’s relative
longer-term underperformance was due, in part, to the
Fund’s more diverse and deeper value portfolio positioning in comparison to peers. Management then discussed with the
Board the actions that are being taken in an effort to improve the performance of the Fund, noting its confidence in the
current portfolio positioning of the Fund and that the Fund’s valuation profile remains attractive. The Board concluded
that the Fund’s performance was acceptable and that the
Management Agreement should be continued for the Stub
Period, while management’s efforts to improve performance
continue to be closely monitored.
Templeton International Climate Change Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional international multi-cap value funds.
The Board noted that the Fund commenced operations on
June 1, 2018 and was 100% owned by FRI until December
15, 2021 when the Fund became publicly available. The
Board noted that the Fund’s annualized total return for the
one-year period was below the median of its Performance
Universe, but for the three-year period was above the
median and in the first quintile (best) of its Performance
Universe. The Board further noted the short operating history of the Fund. After consideration of the above, the Board
concluded that the Fund’s performance was acceptable.
Templeton World Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
global multi-cap value funds. The Board noted that the
Fund’s annualized total return was below the median of
its Performance Universe for the one-, three-, five- and
10-year periods. The Board discussed this performance
with management and management explained that, even
though the Fund’s peer group is comprised of multi-cap
value funds, some funds within the Performance Universe
are more skewed toward the growth style, which negatively
impacted the Fund’s relative returns during periods of
outperformance of growth investing strategies over value

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Annual Report
investing strategies. Management further explained that
the Fund had underweight positions to domestic securities
during the one-, three- and five-year periods compared to
its peer group, which detracted from the Fund’s relative
performance. Management discussed with the Board the
impact the timing of the transition of the Fund’s strategy from core value to quality value had on Fund performance as it
coincided with a market rotation away from quality-oriented
stocks to more cyclical value stocks in the face of rising
inflation, increased interest rates and tightened fiscal policy.
The Board noted management’s confidence in the Fund’s
current portfolio positioning. The Board concluded that the
Fund’s Management Agreement should be continued for
the Stub Period, while management’s efforts continue to be
closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for: (i) Class A shares for the Templeton Foreign Fund and for each of the other funds in the Expense Group, (ii)
Advisor Class shares for the Templeton International Climate
Change Fund and Class I, Class P, Investor Class, and
Institutional Class shares for funds in the Expense Group
with multiple classes of shares and (iii) Class A shares for the Templeton World Fund and for each other fund in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
Templeton Foreign Fund - The Expense Group for the Fund
included the Fund, three other international multi-cap value funds, four international multi-cap growth funds, and five
international multi-cap core funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected a fee
waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Templeton International Climate Change Fund - The
Expense Group for the Fund included the Fund and nine
other international multi-cap value funds. The Board noted
that the Management Rate and actual total expense ratio for
the Fund were below the medians of its Expense Group. The
Board further noted that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board also
noted that each of the Fund’s Sub-Advisers is paid by FTIC
out of the management fee FTIC receives from the Fund and
that the allocation of the fee between FTIC and each Sub-
Adviser reflected the services provided by each to the Fund .
In response to discussions with the Independent Trustees,
management proposed to change the first breakpoint tier
of the Fund’s Management Rate schedule from “up to $1
billion” to “up to $500 million”, effective May 1, 2023. After consideration of the above, the Board concluded that the
Management Rate charged to the Fund and the sub-advisory
fee paid to each Sub-Adviser are reasonable.
Templeton World Fund - The Expense Group for the Fund
included the Fund and 11 other global multi-cap value funds.
The Board noted that the Management Rate and actual total
expense ratio for the Fund were below the medians of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its

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methodologies used in calculating profitability in response to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent,
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs
across the FT family of funds as a whole. The Board noted
that the Templeton International Climate Change Fund does
not currently have an asset size that would likely enable the
Fund to achieve economies of scale. The Board noted that
the Templeton Foreign Fund had experienced a decrease in
assets and would not be expected to demonstrate additional
economies of scale in the near term. The Board concluded
that to the extent economies of scale may be realized by
each Manager and its affiliates, each Fund’s management
fee structure provided a sharing of benefits with the Fund
and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved each Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Managers by Independent Trustee counsel on behalf of
the Independent Trustees, which included information on
Fund performance for the one-, three- and five-year periods
ended March 31, 2023 and the other Factors. The Board
noted Templeton Foreign Fund’s recent improving, absolute
and relative performance and Templeton International
Climate Change Fund’s recent strong, absolute and relative
performance. The Board determined that the conclusions
it made at the March Meeting had not changed. Based
on its review, consideration and evaluation of all factors it believed relevant, including the above-described Factors
and conclusions, the Board unanimously approved the
continuation of the Management Agreements for an
additional twelve-month period beginning July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the

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Annual Report
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

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Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TLF A 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Funds
Investment Manager Distributor Shareholder Services
Franklin Templeton Investments Corp.
Templeton Global Advisors Limited
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $164,475 for the fiscal year ended August 31, 2023 and $168,490 for the fiscal year ended August 31, 2022.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $6,000 for the fiscal year ended August 31, 2023 and $6,000 for the fiscal year ended August 31, 2022. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended August 31, 2023, and $0 for the fiscal year ended August 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,215 for the fiscal year ended August 31, 2023 and $181,126 for the fiscal year ended August 31, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 reports, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $113,215 for the fiscal year ended August 31, 2023 and $187,126 for the fiscal year ended August 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
                            N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                           N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023